Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Plans in surplus	£ (15.4)	£ (30.1)	£ (27.2)
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.00%	1.10%	1.70%